Debt and Warrants - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Jun. 08, 2022	May 02, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Oct. 09, 2022	Nov. 19, 2021
Debt Instrument [Line Items]
Long term debt bearing variable interest rate percentage	11.00%
Loss on extinguishment of debt					$ 25,081,000	$ 51,079,000
Minimum percentage of mined currency to be maintained in deposits			50.00%		50.00%
Bitcoins owned and deposited			$ 0		$ 3,440	3,067.000
Interest expenses			6,955,000	$ 6,594,000	$ 34,001,000	14,367,000
Extended maturity term					Jun. 30, 2025
Bridge Loans [Member]
Debt Instrument [Line Items]
Debt instrument face value			1,205,000		$ 1,205,000
Warrant [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit					$ 0.01
Loss on extinguishment of debt					$ (25,081,000)
Additional warrants issued					539,165
Exercise price per warrant					$ 0.01
Liability with unobservable inputs issued during the period					$ 15,315,000	57,133,000
Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument face value			$ 19,868,000		$ 19,868,000
Class of warrants or rights exercise price per unit					$ 0.01
Debt instrument stated interest rate percentage			15.00%		15.00%
Debt instrument effective interest rate percentage			22.50%		22.50%
Exercise price per warrant					$ 0.01
Liability with unobservable inputs issued during the period			$ 18,135,000		$ 18,135,000
If Effective Time Does Not Occur On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Warrants issuable to purchase shares outstanding post merger			2.51%		2.51%
If Effective Time Occurs On Or Prior To The Maturity Date [Member] | Promissory Note [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit			$ 0.01
Warrants issuable to purchase shares outstanding post merger			3.79%		3.79%
Exercise price per warrant			$ 0.01
Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit					$ 0.01
Interest expenses			$ 6,955,000	6,594,000	$ 14,061,000	5,230,000
Debt related fees and issuance costs			3,353,000	906,000	9,758,000	906,000
Amortization			$ 1,129,000	$ 1,028,000	$ 4,303,000	$ 4,324,000
Exercise price per warrant					$ 0.01
Fourth Amended And Restated Loan Agreement [Member] | Block Chain Warrants [Member]
Debt Instrument [Line Items]
Class of warrants or rights number of securities covered by each warrant or right					1,377,778
Percentage of units exchanged as a percentage of outstanding common stock post merger					10.00%
Block Chain [Member]
Debt Instrument [Line Items]
Class of warrants or rights exercise price per unit								$ 10
Exercise price per warrant								$ 10
Block Chain [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 535,375,000
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member]
Debt Instrument [Line Items]
Debt instrument face value							$ 57,433,000
Long term debt maturity date							Sep. 23, 2025
Long term debt bearing fixed interest rate percentage							(10.00%)
Loss on extinguishment of debt					$ (51,079,000)
Block Chain [Member] | Fourth Amended And Restated Loan Agreement [Member] | Warrant [Member]
Debt Instrument [Line Items]
Liability with unobservable inputs issued during the period					$ 49,421,000
Block Chain [Member] | First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								44,375,000
Block Chain [Member] | Additional First Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								2,000,000
Block Chain [Member] | Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								89,000,000
Block Chain [Member] | Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Debt instrument face value								$ 200,000,000
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition One [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period								30.00%
Block Chain [Member] | Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Condition Two [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period								15.00%
Block Chain [Member] | Tranche One Additional Tranche Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt maturity date								Sep. 23, 2025
Block Chain [Member] | Additional First Tranche Loan And Second Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Long term debt bearing fixed interest rate percentage		7.00%
Proceeds from medium term notes payable		$ 6,000,000
Block Chain [Member] | First Tranche Loan Second Tranche Loan And Third Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member]
Debt Instrument [Line Items]
Prepayment fees as a percentage of interest payable for the unexpired period								15.00%
Proceeds from medium term notes payable	$ 1,531,000
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger if no loan is borrowed								2.25%
Percentage of warrants transferrable without any restrictions								75.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Maximum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger								3.00%
Block Chain [Member] | First Second Third And Fourth Tranche Loan [Member] | Amended And Restated Notes Payable Agreement Three [Member] | Minimum [Member] | Supplemental Warrants [Member]
Debt Instrument [Line Items]
Warrants to be issued as a percentage of fully diluted equity upon consummation of merger								1.85%